U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

February 27, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C. 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

On behalf of the Trust and pursuant to paragraph (a)(1) of Rule 485 of the Securities Act of 1933, as amended, attached herewith please find the filing for the Trust’s series, Kensington Managed Income Fund, Kensington Dynamic Growth Fund and Kensington Active Advantage Fund. This filing is being made for the purpose of making certain changes to the principal investment strategies of each Fund.

Pursuant to Rule 485(a)(1) of the 1933 Act, the Trust anticipates that this filing shall become effective on April 30, 2023. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions or require further information, do not hesitate to contact me at 414-721-8328 or john.hadermayer@usbank.com

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ John Hadermayer

John Hadermayer
Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP